Federated Hermes U.S. SMID Fund Expense Example, No Redemption - Class A and C Shares [Member] - Federated Hermes U.S. SMID Fund	Aug. 31, 2025 USD ($)
A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 1,159
Expense Example, No Redemption, 3 Years	2,349
Expense Example, No Redemption, 5 Years	3,504
Expense Example, No Redemption, 10 Years	6,245
C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	716
Expense Example, No Redemption, 3 Years	2,100
Expense Example, No Redemption, 5 Years	3,423
Expense Example, No Redemption, 10 Years	$ 6,364